PIMCO VARIABLE INSURANCE TRUST

Supplement Dated April 1, 2005 to the

Prospectus for Administrative Class Shares Dated April 29, 2004,

as supplemented May 4, 2004, May 14, 2004 and December 7, 2004

Effective April 1, 2005, the following entities have changed their names:

Name prior to April 1, 2005	Name effective April 1, 2005
PIMCO Funds: Pacific Investment Management Series	PIMCO Funds
PIMCO Funds: Multi-Manager Series	Allianz Funds
PA Distributors LLC	Allianz Global Investors Distributors LLC
PA Fund Management LLC	Allianz Global Investors Fund Management LLC
Allianz Dresdner Asset Management of America L.P.	Allianz Global Investors of America L.P.

Accordingly, all references to these entities in the prospectus should be replaced with the relevant new name.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated April 1, 2005 to the

Prospectus for the Institutional Class Shares Dated April 29, 2004,

as supplemented May 4, 2004, May 14, 2004 and December 7, 2004

Effective April 1, 2005, the following entities have changed their names:

Name prior to April 1, 2005	Name effective April 1, 2005
PIMCO Funds: Pacific Investment Management Series	PIMCO Funds
PIMCO Funds: Multi-Manager Series	Allianz Funds
PA Distributors LLC	Allianz Global Investors Distributors LLC
PA Fund Management LLC	Allianz Global Investors Fund Management LLC
Allianz Dresdner Asset Management of America L.P.	Allianz Global Investors of America L.P.

Accordingly, all references to these entities in the prospectus should be replaced with the relevant new name.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated April 1, 2005 to the

Prospectus for the Advisor Class and Class M Shares Dated April 30, 2004,

as supplemented May 4, 2004, May 14, 2004 and December 7, 2004

Effective April 1, 2005, the following entities have changed their names:

Name prior to April 1, 2005	Name effective April 1, 2005
PIMCO Funds: Pacific Investment Management Series	PIMCO Funds
PIMCO Funds: Multi-Manager Series	Allianz Funds
PA Distributors LLC	Allianz Global Investors Distributors LLC
PA Fund Management LLC	Allianz Global Investors Fund Management LLC
Allianz Dresdner Asset Management of America L.P.	Allianz Global Investors of America L.P.

Accordingly, all references to these entities in the prospectus should be replaced with the relevant new name.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated April 1, 2005 to the

PIMCO Variable Insurance Trust Statement of Additional Information

dated April 30, 2004, as revised September 10, 2004 and December 7, 2004

Effective April 1, 2005, the following entities have changed their names:

Name prior to April 1, 2005	Name effective April 1, 2005
PIMCO Funds: Pacific Investment Management Series	PIMCO Funds
PIMCO Funds: Multi-Manager Series	Allianz Funds
PA Distributors LLC	Allianz Global Investors Distributors LLC
Allianz Dresdner Asset Management of America L.P.	Allianz Global Investors of America L.P.

Accordingly, all references to these entities in the Statement of Additional Information should be replaced with the relevant new name.

Investors Should Retain this Supplement for Future Reference